Related Party Transactions Disclosure: Schedule of Transactions with Related Parties (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Tables/Schedules
Schedule of Transactions with Related Parties

	November 30, 2020	November 30, 2019
Management fees incurred to the CEO	$6,000	$21,600
Management fees incurred to the CFO	13,500	6,000
Consulting fees incurred to the VP, Technology and Operations	22,337	22,593
Consulting fees incurred to the company controlled by the COO	77,378	n/a
Royalty incurred to the company of which the COO is a director of	53	n/a
Total transactions with related parties	$119,268	$50,193

	May 31, 2020	May 31, 2019
Management fees to the CEO	$27,600	$43,200
Management fees to the CFO	12,000	12,000
Consulting fees to the VP, Technology and Operations	45,291	49,336
Interest accrued on loans from a major shareholder (Note 9)	8,423	15,312
Financing expenses to the Company’s major shareholder	-	233,978
Total transactions with related parties	$93,314	$353,826